Consolidated Income Statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Continuing operations
Net operating revenue	$ 36,575	$ 33,967	$ 27,488
Cost of goods sold and services rendered	(22,109)	(21,039)	(17,650)
Gross Profit	14,466	12,928	9,838
Operating expenses
Selling and administrative expenses	(523)	(531)	(507)
Research and evaluation expenses	(373)	(340)	(319)
Pre operating and operational stoppage	(271)	(413)	(453)
Other operating expenses, net	(445)	(420)	(267)
Total	(1,612)	(1,704)	(1,546)
Impairment loss (reversal of impairment loss) recognised in profit or loss	899	294	1,240
Operating income	11,955	10,930	7,052
Financial income	423	478	170
Financial expenses	(2,345)	(3,273)	(2,677)
Other financial items	(3,035)	(224)	4,350
Equity results and other results in associates and joint ventures	(182)	(82)	(911)
Income before income taxes	6,816	7,829	7,984
Income taxes
Current tax	(752)	(849)	(943)
Deferred tax	924	(646)	(1,838)
Total	172	(1,495)	(2,781)
Net income from continuing operations	6,988	6,334	5,203
Net income (loss) attributable to noncontrolling interests	36	21	(8)
Net income from continuing operations attributable to Vale's stockholders	6,952	6,313	5,211
Discontinued operations
Loss from discontinued operations	(92)	(813)	(1,227)
Net income (loss) attributable to noncontrolling interests		(7)	2
Loss from discontinued operations attributable to Vale's stockholders	(92)	(806)	(1,229)
Net income	6,896	5,521	3,976
Net income (loss) attributable to noncontrolling interests	36	14	(6)
Net income attributable to Vale's stockholders	$ 6,860	$ 5,507	$ 3,982
Common share
Basic and diluted earnings per share:
Common share (US$)	$ 1.32	$ 1.05	$ 0.77